Marketable Securities - Fair value measurement (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Marketable securities
Purchased	$ 11,500
Marketable securities | At fair value
Marketable securities
Beginning Balance, Value	949	$ 1,554
Purchased	11,500
Acquired from sale of exploration and evaluation assets	4,560
Sold	(979)	(38)
Realized gain (loss)	30	21
Unrealized gain (loss)	13,607	(588)
Ending Balance, Value	$ 29,667	$ 949